Awards and Restricted Stock Units Issued under 2007 Plan (Detail) (Employee Incentive Plan Twenty Zero Seven, USD $)	12 Months Ended
May 31, 2014
Employee Incentive Plan Twenty Zero Seven
Weighted Average Grant-Date Fair Value
Beginning Balance	$ 17.94
Shares granted	$ 33.80
Shares forfeited	$ 19.78
Shares vested	$ 18.96
Ending Balance	$ 19.27
Shares
Beginning Balance	815,000
Shares granted	76,000
Shares forfeited	(20,000)
Shares vested	(14,000)
Ending Balance	857,000